EQUITY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended
	Jul. 02, 2023	Jun. 12, 2023	Sep. 08, 2022	Feb. 08, 2022	Feb. 02, 2022	Jan. 04, 2022	Jan. 31, 2023	Dec. 31, 2022	Dec. 20, 2022	Oct. 20, 2022	Oct. 19, 2022	Sep. 26, 2022	Sep. 24, 2022	Aug. 16, 2022	Jul. 21, 2022	Apr. 15, 2022	Mar. 23, 2022	Mar. 18, 2022	Jan. 31, 2022	Jan. 24, 2022	Sep. 30, 2023	Dec. 27, 2022	Apr. 01, 2022	Dec. 31, 2021	Nov. 22, 2021	Jun. 21, 2021
Common stock share authorized								100,000,000													100,000,000			100,000,000	100,000,000	10,000,000
Common stock par value								$ 0.01													$ 0.01			$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares issued								6,890,281								236,974					6,887,971	627,806	8,915	5,943,750		5,943,750
Share issued for conversion of debt																63,026
Share issued for services							770	8,270					1,540
forfeited share for services	3,080
Common stock share outstanding								6,890,281													6,887,971			5,943,750
Warrant "A-4 [Member]
Convertible note issued						$ 100,000
Warrant "A-3 [Member]
Convertible note issued																				$ 50,000
Warrant "A-5 [Member]
Convertible note issued																			$ 50,000
Warrants "A-6" and "A-7" [Member]
Convertible note issued					$ 20,000
Warrant "A-8 [Member]
Convertible note issued				$ 75,000
Warrant "A-9 [Member]
Convertible note issued																		$ 295,000
Warrant "A-10 [Member]
Convertible note issued																	$ 25,000
Warrant "A-11 [Member]
Convertible note issued															$ 150,000
Warrant "A-12 [Member]
Convertible note issued														$ 136,700
Warrant "A-13 [Member]
Convertible note issued			$ 213,800
Warrant "A-14 [Member]
Convertible note issued			$ 318,650
Warrant "A-15 [Member]
Convertible note issued												$ 300,000
Warrant "A-16 [Member]
Convertible note issued											$ 195,000
Warrant "A-17 [Member]
Convertible note issued										$ 100,000
Warrant "A-18 [Member]
Convertible note issued									$ 50,000
ROUND A CONVERTIBLE DEBT [Member]
Convertible note issued		$ 400,000
Class A Common Stock [Member]
Common stock share authorized								100,000,000													100,000,000			100,000,000
Common stock par value								$ 0.0001													$ 0.0001			$ 0.0001
Common Stock, Shares issued								742,308													742,308			10,506,002
Common stock share outstanding								742,308													742,308			10,506,002
Option to purchase warrants		15,385	8,224	2,885	770	3,847			1,924	3,847	7,500	11,539		5,258	5,770		962	11,347	1,924	1,924
Price per share		$ 9	$ 9	$ 9	$ 9	$ 9		$ 9.20	$ 9	$ 9	$ 9	$ 9		$ 9	$ 9		$ 9	$ 9	$ 9	$ 9	$ 9.20
Warrants expiry date			Sep. 08, 2024	Feb. 08, 2024	Feb. 02, 2024	Jan. 04, 2024			Dec. 20, 2024	Oct. 20, 2024	Oct. 19, 2024	Sep. 26, 2024		Aug. 16, 2024	Jul. 21, 2024		Mar. 23, 2024	Mar. 18, 2024	Jan. 31, 2024	Jan. 24, 2024